September 19, 2023

U.S. Securities & Exchange Commission
Staff, Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Retirement Funds, Inc. (the “Registrant”)
 on behalf of the following series:

 T. Rowe Price Retirement 2005 Fund—I Class
 T. Rowe Price Retirement 2010 Fund—I Class
 T. Rowe Price Retirement 2015 Fund—I Class
 T. Rowe Price Retirement 2020 Fund—I Class
 T. Rowe Price Retirement 2025 Fund—I Class
 T. Rowe Price Retirement 2030 Fund—I Class
 T. Rowe Price Retirement 2035 Fund—I Class
 T. Rowe Price Retirement 2040 Fund—I Class
 T. Rowe Price Retirement 2045 Fund—I Class
 T. Rowe Price Retirement 2050 Fund—I Class
 T. Rowe Price Retirement 2055 Fund—I Class
 T. Rowe Price Retirement 2060 Fund—I Class
 T. Rowe Price Retirement 2065 Fund—I Class
 T. Rowe Price Retirement Balanced Fund—I Class (collectively the “Acquiring Funds”)

 File No.: 333-92380

Dear Mr. Bellacicco:

On behalf of the Acquiring Funds, we are hereby filing the Registrants’ Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933. The Registration Statement contains a combined prospectus and information statement relating to the reorganizations of the T. Rowe Price Retirement I Funds into the Acquiring Funds.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.